Shareholder Report	12 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000222712
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2035 Fund
Class Name	Investor Class
Trading Symbol	TBLYX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2035 Fund - Investor Class	$43	0.41%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	Investor Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	10,000	10,000	10,000
8/31/21	10,240	10,233	10,189
11/30/21	10,060	10,276	10,046
2/28/22	9,696	9,799	9,764
5/31/22	9,098	9,197	9,261
8/31/22	8,672	8,874	8,851
11/30/22	8,946	9,166	9,090
2/28/23	8,932	9,008	9,146
5/31/23	9,118	9,384	9,312
8/31/23	9,616	10,183	9,744
11/30/23	9,688	10,322	9,832
2/29/24	10,533	11,585	10,578
5/31/24	10,860	11,972	10,870
8/31/24	11,462	12,846	11,483
11/30/24	11,843	13,881	11,743
2/28/25	11,793	13,616	11,760
5/31/25	11,933	13,543	11,984

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2035 Fund (Investor Class)	9.88%	4.70%
Russell 3000 Index (Regulatory Benchmark)	13.12	8.20
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	4.82

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 784,970,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,442,000
InvestmentCompanyPortfolioTurnover	19.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$784,970 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	53.7%
International Equity Funds	22.9
Domestic Bond Funds	13.3
International Bond Funds	6.6
Short-Term and Other	3.5

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	23.0%
T. Rowe Price International Equity Index Fund	11.5
T. Rowe Price QM U.S. Bond Index Fund	8.3
T. Rowe Price Value Fund	8.3
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price International Value Equity Fund	4.4
T. Rowe Price International Bond Fund (USD Hedged)	3.3
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.0
T. Rowe Price Mid-Cap Index Fund	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000222713
Shareholder Report [Line Items]
Fund Name	Retirement Blend 2035 Fund
Class Name	I Class
Trading Symbol	TBLHX
Annual or Semi-Annual Statement [Text Block]

This annual shareholder report contains important information about Retirement Blend 2035 Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Blend 2035 Fund - I Class	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  Global stock indexes and fixed income markets were broadly positive for the 12 months ended May 31, 2025. Many major central banks began easing interest rates early in the period as inflation slowed. Early optimism over the U.S. election of President Donald Trump brought, first, a boost to U.S. equities, followed by heightened volatility in global equity markets amid concerns over Trump’s fluctuating tariff policies.

  Compared with the style-specific S&P Target Date 2035 Index, glide path effect contributed to results for the trailing one-year period. Despite volatility later in the period, global equity and fixed income markets advanced for the year amid optimism surrounding central bank interest rate cuts and solid corporate earnings, and the fund’s greater total equity exposure versus the benchmark was beneficial. Additionally, our diversified U.S. mid-cap equity structure added value as our dedicated allocations to growth and value outpaced the benchmark’s core-oriented mid-cap equity allocation.

  On the negative side, a leading detractor from relative results was security selection within the US Mid-Cap Growth Equity Strategy, which trailed its benchmark. The fund’s structural exposure to real assets equities also detracted.

  The fund seeks the highest total return over time, consistent with an emphasis on both capital growth and income. The fund invests in a diversified portfolio of other T. Rowe Price stock and bond mutual funds that represent various asset classes and sectors. Its allocation among T. Rowe Price funds will change over time in relation to its target retirement date.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	I Class	Regulatory Benchmark	Strategy Benchmark
7/26/21	500,000	500,000	500,000
8/31/21	512,000	511,655	509,441
11/30/21	503,500	513,804	502,283
2/28/22	485,244	489,956	488,196
5/31/22	455,804	459,835	463,046
8/31/22	434,486	443,697	442,537
11/30/22	448,191	458,300	454,475
2/28/23	447,873	450,402	457,295
5/31/23	457,226	469,191	465,616
8/31/23	482,165	509,175	487,196
11/30/23	486,322	516,085	491,586
2/29/24	528,988	579,226	528,891
5/31/24	545,436	598,608	543,519
8/31/24	576,209	642,295	574,172
11/30/24	595,310	694,059	587,163
2/28/25	593,153	680,784	587,995
5/31/25	600,202	677,135	599,200

Average Annual Return [Table Text Block]
	1 Year	Since Inception 7/26/21
Retirement Blend 2035 Fund (I Class)	10.04%	4.86%
Russell 3000 Index (Regulatory Benchmark)	13.12	8.20
S&P Target Date 2035 Index (Strategy Benchmark)	10.24	4.82

Performance Inception Date	Jul. 26, 2021
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 784,970,000
Holdings Count | Holding	24
Advisory Fees Paid, Amount	$ 1,442,000
InvestmentCompanyPortfolioTurnover	19.20%
Additional Fund Statistics Significance or Limits [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$784,970 Number of Portfolio Holdings24
Holdings [Text Block]
Domestic Equity Funds	53.7%
International Equity Funds	22.9
Domestic Bond Funds	13.3
International Bond Funds	6.6
Short-Term and Other	3.5

Largest Holdings [Text Block]
T. Rowe Price Equity Index 500 Fund	23.0%
T. Rowe Price International Equity Index Fund	11.5
T. Rowe Price QM U.S. Bond Index Fund	8.3
T. Rowe Price Value Fund	8.3
T. Rowe Price Growth Stock Fund	7.7
T. Rowe Price Real Assets Fund	5.2
T. Rowe Price International Value Equity Fund	4.4
T. Rowe Price International Bond Fund (USD Hedged)	3.3
T. Rowe Price U.S. Treasury Long-Term Index Fund	3.0
T. Rowe Price Mid-Cap Index Fund	2.8

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless